Remeasurement items affecting operating profit - Cash Generating Units (Details) R in Millions, $ in Millions, $ in Millions				6 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Jun. 30, 2017 ZAR (R)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016 CAD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 ZAR (R)	Jun. 30, 2015 CAD ($)	Jun. 30, 2015 ZAR (R)	Jun. 30, 2014 CAD ($)	Jun. 30, 2014 ZAR (R)	Jun. 30, 2018 CAD ($) R / $	Jun. 30, 2018 USD ($) R / $	Jun. 30, 2018 ZAR (R) R / $
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							R 8,761
Impairment loss							9,115		R 2,477			R 12,320
Property, plant and equipment.			R 158,773						158,773			155,054							R 167,457
Reversal of impairment loss							354		R 1,136
Chlor Vinyls value chain
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							5,165
Impairment loss							5,200
Change in exchange rate | R / $																	0.50	0.50	0.50
Change in recoverable amount of CGU due to change in exchange rate																			R 986
Canadian shale gas asset
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							2,764
Impairment loss				$ 281	R 2,800					$ 880		9,900	$ 133	R 1,300	$ 540	R 5,300
Assets																	$ 232		R 2,400
Discount rate - risk adjusted																	10.00%	10.00%	10.00%
Property, plant and equipment. | $																	$ 315
Short-term rehabilitation provision | $																	(8)
Final carry payable | $																	$ (75)
Percentage change in assumptions																	5.00%	5.00%	5.00%
Canadian shale gas asset | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Change in recoverable amounts from change in volume forecasts, gas price or exchange rates																	$ 76		R 792
Canadian shale gas asset | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Change in recoverable amounts from change in volume forecasts, gas price or exchange rates																	$ 90		R 936
Sasol Petroleum Mozambique - PSA
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							1,143
Impairment loss						$ 94.0	1,100
Discount rate - risk adjusted			12.16%						12.16%								13.23%	13.23%	13.23%
Increase in oil volume (as a percent)																	20.00%	20.00%	20.00%
Increase in recoverable amount due to increase in oil volume | $																		$ 35.0
Change in gas prices (as a percent)																	10.00%	10.00%	10.00%
Change in discount rate (as a percentage)																	0.50%	0.50%	0.50%
Sasol Petroleum Mozambique - PSA | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Change in recoverable amount due to change in gas prices | $																		$ 24.0
Change in recoverable amount due to change in discount rate | $																		19.0
Sasol Petroleum Mozambique - PSA | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Change in recoverable amount due to change in gas prices | $																		28.0
Change in recoverable amount due to change in discount rate | $																		$ 21.0
Other cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							(311)
US Gas-To-Liquids (GTL)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss								$ 130.0	R 1,700
Remaining capitalised FEED costs scrapped	$ 83.0	R 1,100
Lake Charles Chemicals Project
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss											$ 65.0	956
Project cost overrun that would impact recoverable amount | $											2,000.0
Previous estimated useful life (in years)			25 years
Estimated useful life (in years)			50 years
Reversal of impairment loss								65.0	R 849
Project completion (in percentage)			74.00%						74.00%
US phenolics
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss								$ 38.4	R 527		$ 11.2	165
Property, plant and equipment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							7,623
Impairment loss							7,623		415			8,424
Reversal of impairment loss									272
Property, plant and equipment | Chlor Vinyls value chain
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							4,866
Property, plant and equipment | Canadian shale gas asset
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							2,714
Property, plant and equipment | Other cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							43
Assets under construction
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							1,478
Impairment loss							1,492		1,942			3,586
Reversal of impairment loss							14		849
Assets under construction | Chlor Vinyls value chain
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							299
Assets under construction | Canadian shale gas asset
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							50
Assets under construction | Sasol Petroleum Mozambique - PSA
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							1,143
Assets under construction | Other cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							(14)
Intangible assets and goodwill
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							(56)
Impairment loss									R 120			R 310
Reversal of impairment loss							56
Intangible assets and goodwill | Other cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							(56)
Other assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							(284)
Reversal of impairment loss							15
Other assets | Other cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss (reversal of impairment loss)							R (284)